22. SUPPLEMENTAL FINANCIAL INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Employee benefit expense	$ (7,218)	$ (6,856)
Salaries and short-term employee benefits
Disclosure of defined benefit plans [line items]
Employee benefit expense	(6,229)	(6,200)
Share-based compensation
Disclosure of defined benefit plans [line items]
Employee benefit expense	(969)	(341)
Termination benefits
Disclosure of defined benefit plans [line items]
Employee benefit expense	(20)	(46)
Discontinued operations
Disclosure of defined benefit plans [line items]
Employee benefit expense	$ 0	$ (269)